Basis of preparation, accounting policies, estimates and judgements (Policies)	6 Months Ended
Jun. 30, 2026
Basis of preparation, accounting policies, estimates and judgements
Basis of Preparation and Accounting policies

Basis of Preparation and Accounting policies

These condensed consolidated financial statements have been prepared in accordance with IAS 34 Interim Financial Reporting, as issued by the International Accounting Standards Board and as endorsed by the European Union. They have been prepared on a going concern basis using the same accounting policies, judgements and estimates as those applied in the Group’s consolidated financial statements for the year ended 31 December 2025. They do not include all disclosures required for annual financial statements and should be read together with the Group’s 2025 annual financial statements. Selected explanatory notes are included where relevant to explain events and transactions significant to an understanding of the changes in the Group’s financial position and performance since 31 December 2025.

Comparative information for the first half of 2025 represents combined carve-out financial information derived from Unilever’s consolidated accounting records prior to legal execution of the demerger. During that period, the results included allocations of certain centrally incurred and corporate costs from Unilever. Following the demerger, these were replaced by charges under TSAs.

These condensed consolidated financial statements were authorised for issue by the Board of Directors on 30 July 2026.

Standards and amendments effective from 1 January 2026 were not applicable or material to the Group. IFRS 18 Presentation and Disclosure in Financial Statements, effective from 1 January 2027, will replace IAS 1 and introduce new requirements for the presentation of the income statement, including defined categories and disclosures for management-defined performance measures. The Group is currently assessing the impact of IFRS 18. All other standards, amendments and interpretations issued but not yet effective are not expected to have a material impact on the Group.

Due to rounding, the figures presented in the condensed consolidated financial statements and notes may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Earnings per share

The earnings per share calculations are based on the weighted average number of ordinary shares of TMICC in issue during the period less the weighted average number of shares held as treasury shares.

In calculating diluted earnings per share, the weighted average number of shares is adjusted to reflect the dilutive effect of potential ordinary shares, principally arising from employee and executive share-based payment arrangements.

Acquisitions and Disposals	Business combinations are accounted for using the acquisition accounting method as at the acquisition date, which is the date at which control is transferred to the Group.